Business Segment Reporting - BUSINESS SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Business Segment Reporting Disclosure
BUSINESS SEGMENT REPORTING

After an evaluation of Farmer Mac's overall portfolio of product offerings and reportable segments, Farmer Mac's management has determined that Farmer Mac's operations consist of four reportable operating segments effective January 1, 2014 – Farm & Ranch, USDA Guarantees, Rural Utilities, and Institutional Credit. The Institutional Credit segment comprises Farmer Mac's guarantees of AgVantage securities related to general obligations of lenders that are secured by pools of eligible loans. Prior to January 1, 2014, AgVantage securities were included under either the Farm & Ranch or Rural Utilities line of business, as applicable, depending on the type of loans pledged to secure the respective AgVantage securities. Because the AgVantage product is priced differently and has different credit characteristics than the loans that Farmer Mac purchases, are pooled in LTSPCs, or underlie non-AgVantage Farmer Mac Guaranteed Securities, Farmer Mac's management determined AgVantage securities should be reported in a separate business segment. All prior period information has been recast to reflect the breakout of the Institutional Credit segment from both the Farm & Ranch and Rural Utilities segments. In addition, Farmer Mac has revised the presentation of AgVantage securities in Notes 1, 2, 5, 12, and 13.

Farmer Mac uses these four segments to manage business risk, and each segment is based on distinct products and distinct business activities.  In addition to these four operating segments, a corporate segment is presented.  That segment represents activity in Farmer Mac's investment portfolio and other corporate activities.  The segment financial results include directly attributable revenues and expenses.  Corporate charges for administrative expenses that are not directly attributable to an operating segment are allocated based on headcount.

Farmer Mac uses core earnings to measure corporate economic performance and develop financial plans because, in management's view, core earnings is a useful alternative measure in understanding Farmer Mac's economic performance, transaction economics, and business trends.  Core earnings principally differs from GAAP net income by excluding the effects of fair value accounting guidance, which are not expected to have a cumulative net impact on GAAP earnings if the related financial instruments are held to maturity, as is generally expected. Core earnings also differs from GAAP net income by excluding specified infrequent or unusual transactions that Farmer Mac believes are not indicative of future operating results and that may not reflect the trends and economic financial performance of Farmer Mac's core business. This non-GAAP financial measure may not be comparable to similarly labeled non-GAAP financial measures disclosed by other companies. Farmer Mac's disclosure of this non-GAAP measure is intended to be supplemental in nature and is not meant to be considered in isolation from, as a substitute for, or as more important than, the related financial information prepared in accordance with GAAP.

The financial information presented below reflects the accounts of Farmer Mac and its subsidiaries on a consolidated basis.  Accordingly, the core earnings for Farmer Mac's reportable operating segments will differ from the stand-alone financial statements of Farmer Mac's subsidiaries.  These differences will be due to various factors, including the reversal of unrealized gains and losses related to fair value changes of trading assets and financial derivatives, as well as the allocation of certain expenses such as dividends and interest expense related to the issuance of capital and the incurrence of indebtedness managed at the corporate level.  The allocation of general and administrative expenses that are not directly attributable to an operating segment may also result in differences.  The assets of Farmer Mac's subsidiary Farmer Mac II LLC will only be available to creditors of Farmer Mac after all obligations owed to creditors of and equity holders in Farmer Mac II LLC have been satisfied.  As of December 31, 2013, Farmer Mac II LLC held assets with a fair value of $1.7 billion, had debt outstanding of $375.0 million, had preferred stock outstanding with a liquidation preference of $250.0 million, and had $1.0 billion of common stock outstanding held by Farmer Mac.

The following tables present core earnings for Farmer Mac's reportable operating segments and a reconciliation to consolidated net income for the years ended December 31, 2013, 2012, and 2011:

Table 14.1

Core Earnings by Business Segment
For the Year Ended December 31, 2013
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Reconciling Adjustments		Consolidated Net Income
	(in thousands)
Interest income (1)	$67,429	$53,384	$35,194	$77,868	$21,940	$(20,417)		$235,398
Interest income related to consolidated trusts owned by third parties reclassified to guarantee fee income	(964)	—	—	—	—	964		—
Interest expense (2)	(32,062)	(35,656)	(23,601)	(53,613)	(4,668)	12,324		(137,276)
Net effective spread	34,403	17,728	11,593	24,255	17,272	(7,129)		98,122
Guarantee and commitment fees	14,944	132	—	12,846	—	(964)		26,958
Other income (3)	2,244	791	—	—	1,622	34,156		38,813
Non-interest income	17,188	923	—	12,846	1,622	33,192		65,771

Release of loan losses	481	—	—	—	—	—		481

Provision for losses	(929)	—	—	—	—	—		(929)
Other non-interest expense	(14,649)	(2,904)	(3,100)	(1,774)	(9,751)	—		(32,178)
Non-interest expense (4)	(15,578)	(2,904)	(3,100)	(1,774)	(9,751)	—		(33,107)
Core earnings before income taxes	36,494	15,747	8,493	35,327	9,143	26,063	(5)	131,267
Income tax (expense)/benefit	(12,773)	(5,511)	(2,973)	(12,364)	8,991	(9,122)		(33,752)
Core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends	23,721	10,236	5,520	22,963	18,134	16,941	(5)	97,515
Preferred stock dividends	—	—	—	—	(3,495)	—		(3,495)
Non-controlling interest - preferred stock dividends	—	—	—	—	(22,187)	—		(22,187)
Segment core earnings/(loss)	$23,721	$10,236	$5,520	$22,963	$(7,548)	$16,941	(5)	$71,833

Total assets at carrying value	$2,190,224	$1,656,688	$1,076,298	$5,121,666	$3,316,904	$—		$13,361,780
Total on- and off-balance sheet program assets at principal balance	5,163,080	1,687,117	1,052,251	6,047,864	—	—		13,950,312

(1)	Includes reconciling adjustments for the amortization of premiums and discounts on assets consolidated at fair value to reflect core earnings amounts.

(2)
Based on effective funding cost determined for each operating segment, including expenses related to interest rate swaps not designated as hedges, which are included in "Gains/(losses) on financial derivatives and hedging activities" on the consolidated financial statements.

(3)
Includes reconciling adjustments for the reclassification of expenses related to interest rate swaps not designated as hedges and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.

(4)	Includes directly attributable costs and an allocation of indirectly attributable costs based on headcount.

(5)
Net  adjustments to reconcile core earnings before income taxes; core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends; and segment core earnings to corresponding income measures: income before income taxes, net income, and net income attributable to common stockholders, respectively.

Core Earnings by Business Segment
For the Year Ended December 31, 2012
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Reconciling Adjustments		Consolidated Net Income
	(in thousands)
Interest income (1)	$70,590	$56,815	$35,566	$88,801	$24,729	$(11,831)		$264,670
Interest income related to consolidated trusts owned by third parties reclassified to guarantee fee income	(1,659)	—	—	—	—	1,659		—
Interest expense (2)	(36,390)	(38,761)	(23,301)	(64,942)	(4,891)	25,595		(142,690)
Net effective spread	32,541	18,054	12,265	23,859	19,838	15,423		121,980
Guarantee and commitment fees	14,292	163	—	12,167	—	(1,659)		24,963
Other income/(expense) (3)	2,427	599	466	—	(2,113)	(22,607)		(21,228)
Non-interest income/(loss)	16,719	762	466	12,167	(2,113)	(24,266)		3,735

Provision for loan losses	(3,691)	—	—	—	—	—		(3,691)

Release of losses	1,816	—	—	—	—	—		1,816
Other non-interest expense	(14,836)	(2,773)	(3,204)	(1,834)	(10,077)	—		(32,724)
Non-interest expense (4)	(13,020)	(2,773)	(3,204)	(1,834)	(10,077)	—		(30,908)
Core earnings before income taxes	32,549	16,043	9,527	34,192	7,648	(8,843)	(5)	91,116
Income tax (expense)/benefit	(11,392)	(5,615)	(3,334)	(11,967)	7,057	3,095		(22,156)
Core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends	21,157	10,428	6,193	22,225	14,705	(5,748)	(5)	68,960
Preferred stock dividends	—	—	—	—	(2,879)	—		(2,879)
Non-controlling interest - preferred stock dividends	—	—	—	—	(22,187)	—		(22,187)
Segment core earnings/(loss)	$21,157	$10,428	$6,193	$22,225	$(10,361)	$(5,748)	(5)	$43,894

Total assets at carrying value	$1,736,391	$1,641,030	$1,080,045	$4,772,509	$3,392,226	$—		$12,622,201
Total on- and off-balance sheet program assets at principal balance	4,747,289	1,615,579	1,031,945	5,620,375		—		13,015,188

(1)	Includes reconciling adjustments for the amortization of premiums and discounts on assets consolidated at fair value to reflect core earnings amounts.

(2)
Based on effective funding cost determined for each operating segment, including expenses related to interest rate swaps not designated as hedges, which are included in "Gains/(losses) on financial derivatives and hedging activities" on the consolidated financial statements.

(3)
Includes reconciling adjustments for the reclassification of yield maintenance income and expenses related to interest rate swaps not designated as hedges and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.

(4)	Includes directly attributable costs and an allocation of indirectly attributable costs based on headcount.

(5)
Net  adjustments to reconcile core earnings before income taxes; core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends; and segment core earnings to corresponding income measures: income before income taxes, net income, and net income attributable to common stockholders, respectively.

Core Earnings by Business Segment
For the Year Ended December 31, 2011
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Reconciling Adjustments		Consolidated Net Income
	(in thousands)
Interest income (1)	$98,266	$56,726	$22,377	$79,247	$28,117	$(10,046)		$274,687
Interest income related to consolidated trusts owned by third parties reclassified to guarantee fee income	(3,269)	—	—	—	—	3,269		—
Interest expense (2)	(72,967)	(40,650)	(13,860)	(59,710)	(4,858)	38,663		(153,382)
Net effective spread	22,030	16,076	8,517	19,537	23,259	31,886		121,305
Guarantee and commitment fees	15,178	204	—	12,708	—	(3,269)		24,821
Other income/(expense) (3)	3,201	283	—	—	(2,272)	(73,422)		(72,210)
Non-interest income/(loss)	18,379	487	—	12,708	(2,272)	(76,691)		(47,389)

Provision for loan losses	(610)	—	—	—	—	—		(610)

Release of losses	2,957	—	—	—	—	—		2,957
Other non-interest expense	(15,232)	(2,496)	(2,944)	(1,685)	(9,259)	—		(31,616)
Non-interest expense (4)	(12,275)	(2,496)	(2,944)	(1,685)	(9,259)	—		(28,659)
Core earnings before income taxes	27,524	14,067	5,573	30,560	11,728	(44,805)	(5)	44,647
Income tax (expense)/benefit	(9,633)	(4,923)	(1,951)	(10,696)	5,724	15,682		(5,797)
Core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends	17,891	9,144	3,622	19,864	17,452	(29,123)	(5)	38,850
Preferred stock dividends	—	—	—	—	(2,879)	—		(2,879)
Non-controlling interest - preferred stock dividends	—	—	—	—	(22,187)	—		(22,187)
Segment core earnings/(loss)	$17,891	$9,144	$3,622	$19,864	$(7,614)	$(29,123)	(5)	$13,784

Total assets at carrying value	$1,999,388	$1,552,105	$967,668	$4,295,367	$3,068,980	$—		$11,883,508
Total on- and off-balance sheet program assets at principal balance	4,346,027	1,513,177	916,027	5,138,071	—	—		11,913,302

(1)	Includes reconciling adjustments for yield maintenance income and amortization of premiums on assets consolidated at fair value to reflect core earnings amounts.

(2)
Based on effective funding cost determined for each operating segment, including expenses related to interest rate swaps, which are included in "Gains/(losses) on financial derivatives and hedging activities" on the consolidated financial statements.

(3)
Includes reconciling adjustments for the reclassification of yield maintenance income, expenses related to interest rate swaps and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.

(4)	Includes directly attributable costs and an allocation of indirectly attributable costs based on headcount.

(5)
Net  adjustments to reconcile core earnings before income taxes; core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends; and segment core earnings to corresponding income measures: income before income taxes, net income, and net income attributable to common stockholders, respectively.

[1],[10],[2],[3],[4],[5],[6],[7],[8],[9]

[1]	Net adjustments to reconcile core earnings before income taxes; core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends; and segment core earnings to corresponding income measures: income before income taxes, net income, and net income attributable to common stockholders, respectively.
[2]	Based on effective funding cost determined for each operating segment, including expenses related to interest rate swaps not designated as hedges, which are included in "Gains/(losses) on financial derivatives and hedging activities" on the consolidated financial statements.
[3]	Includes reconciling adjustments for the amortization of premiums and discounts on assets consolidated at fair value to reflect core earnings amounts.
[4]	Core Earnings by Business SegmentFor the Year Ended December 31, 2012 Farm & Ranch USDA Guarantees Rural Utilities Institutional Credit Corporate ReconcilingAdjustments Consolidated Net Income (in thousands)Interest income (1)$70,590 $56,815 $35,566 $88,801 $24,729 $(11,831) $264,670Interest income related to consolidated trusts owned by third parties reclassified to guarantee fee income(1,659) — — — — 1,659 —Interest expense (2)(36,390) (38,761) (23,301) (64,942) (4,891) 25,595 (142,690)Net effective spread32,541 18,054 12,265 23,859 19,838 15,423 121,980Guarantee and commitment fees14,292 163 — 12,167 — (1,659) 24,963Other income/(expense) (3)2,427 599 466 — (2,113) (22,607) (21,228)Non-interest income/(loss)16,719 762 466 12,167 (2,113) (24,266) 3,735 Provision for loan losses(3,691) — — — — — (3,691) Release of losses1,816 — — — — — 1,816Other non-interest expense(14,836) (2,773) (3,204) (1,834) (10,077) — (32,724)Non-interest expense (4)(13,020) (2,773) (3,204) (1,834) (10,077) — (30,908)Core earnings before income taxes32,549 16,043 9,527 34,192 7,648 (8,843)(5)91,116Income tax (expense)/benefit(11,392) (5,615) (3,334) (11,967) 7,057 3,095 (22,156)Core earnings before preferred stock dividends and attribution of income to non-controlling interest - preferred stock dividends21,157 10,428 6,193 22,225 14,705 (5,748)(5)68,960Preferred stock dividends— — — — (2,879) — (2,879)Non-controlling interest - preferred stock dividends— — — — (22,187) — (22,187)Segment core earnings/(loss)$21,157 $10,428 $6,193 $22,225 $(10,361) $(5,748)(5)$43,894 Total assets at carrying value$1,736,391 $1,641,030 $1,080,045 $4,772,509 $3,392,226 $— $12,622,201Total on- and off-balance sheet program assets at principal balance4,747,289 1,615,579 1,031,945 5,620,375 — 13,015,188
[5]	Includes reconciling adjustments for the reclassification of expenses related to interest rate swaps not designated as hedges and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.
[6]	Includes directly attributable costs and an allocation of indirectly attributable costs based on headcount.
[7]	Includes reconciling adjustments for yield maintenance income and amortization of premiums on assets consolidated at fair value to reflect core earnings amounts.
[8]	Includes reconciling adjustments for the reclassification of yield maintenance income, expenses related to interest rate swaps and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.
[9]	Includes reconciling adjustments for the reclassification of yield maintenance income and expenses related to interest rate swaps not designated as hedges and fair value adjustments on financial derivatives and trading assets. Also includes a reconciling adjustment related to the recognition of deferred gains over the estimated lives of certain Farmer Mac Guaranteed Securities and USDA Securities.
[10]	Based on effective funding cost determined for each operating segment, including expenses related to interest rate swaps, which are included in "Gains/(losses) on financial derivatives and hedging activities" on the consolidated financial statements.